Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000017775
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017776
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017777
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017802
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017803
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017804
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017862
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017863
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017864
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017865
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017866
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017807
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017808
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017809
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017814
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017815
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017816
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017787
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000069948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000069949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017830
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017831
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017832
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017772
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017773
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017769
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017770
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000030922
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017771
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017794
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017795
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017799
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017800
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017801
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017796
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017797
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017798
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075817
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017811
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017827
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017828
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017829
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017839
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017840
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017841
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000075821
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017818
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000075819
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017820
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000150812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000017824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000030927
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000017790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017791
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000124380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class D
C000017792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017868
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017849
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017850
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017851
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017852
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000150813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G
C000069951
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000069952
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017842
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017843
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017844
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
C000017845
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017846
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class E
Without Sales Load [Member] | C000017775
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%	0.96%	7.62%
Without Sales Load [Member] | C000017776
Average Annual Return [Line Items]
Average Annual Return, Percent	18.96%	0.70%	7.34%
Without Sales Load [Member] | C000017777
Average Annual Return [Line Items]
Average Annual Return, Percent	19.13%	0.80%	7.45%
Without Sales Load [Member] | C000017802
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%	(0.17%)	2.38%
Without Sales Load [Member] | C000017803
Average Annual Return [Line Items]
Average Annual Return, Percent	7.68%	(0.42%)	2.12%
Without Sales Load [Member] | C000017804
Average Annual Return [Line Items]
Average Annual Return, Percent	7.79%	(0.32%)	2.22%
Without Sales Load [Member] | C000017861
Average Annual Return [Line Items]
Average Annual Return, Percent	13.19%	11.07%	15.80%
Without Sales Load [Member] | C000017862
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%	10.79%	15.51%
Without Sales Load [Member] | C000017863
Average Annual Return [Line Items]
Average Annual Return, Percent	13.02%	10.90%	15.63%
Without Sales Load [Member] | C000017864
Average Annual Return [Line Items]
Average Annual Return, Percent	4.15%	3.09%	2.10%
Without Sales Load [Member] | C000017865
Average Annual Return [Line Items]
Average Annual Return, Percent	3.89%	2.83%	1.85%
Without Sales Load [Member] | C000017866
Average Annual Return [Line Items]
Average Annual Return, Percent	3.99%	2.93%	1.95%
Without Sales Load [Member] | C000017807
Average Annual Return [Line Items]
Average Annual Return, Percent	9.47%	2.32%	4.22%
Without Sales Load [Member] | C000017808
Average Annual Return [Line Items]
Average Annual Return, Percent	9.25%	2.06%	3.97%
Without Sales Load [Member] | C000017809
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	4.10%	5.95%
Without Sales Load [Member] | C000017810
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%	3.84%	5.69%
Without Sales Load [Member] | C000017814
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%	5.80%	7.73%
Without Sales Load [Member] | C000017815
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%	5.55%	7.47%
Without Sales Load [Member] | C000017816
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	7.42%	9.49%
Without Sales Load [Member] | C000017817
Average Annual Return [Line Items]
Average Annual Return, Percent	15.63%	7.18%	9.22%
Without Sales Load [Member] | C000017787
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	7.04%	8.32%
Without Sales Load [Member] | C000017788
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	6.77%	8.05%
Without Sales Load [Member] | C000017789
Average Annual Return [Line Items]
Average Annual Return, Percent	1.67%	6.88%	8.16%
Without Sales Load [Member] | C000069948
Average Annual Return [Line Items]
Average Annual Return, Percent	36.29%	8.56%	8.40%
Without Sales Load [Member] | C000069949
Average Annual Return [Line Items]
Average Annual Return, Percent	35.85%	8.30%	8.14%
Without Sales Load [Member] | C000017830
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%	7.45%	9.41%
Without Sales Load [Member] | C000017831
Average Annual Return [Line Items]
Average Annual Return, Percent	12.38%	7.18%	9.14%
Without Sales Load [Member] | C000017832
Average Annual Return [Line Items]
Average Annual Return, Percent	12.51%	7.29%	9.25%
Without Sales Load [Member] | C000017772
Average Annual Return [Line Items]
Average Annual Return, Percent	7.83%	8.29%	10.73%
Without Sales Load [Member] | C000017773
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	8.02%	10.45%
Without Sales Load [Member] | C000017774
Average Annual Return [Line Items]
Average Annual Return, Percent	7.65%	8.13%	10.56%
Without Sales Load [Member] | C000017769
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	3.79%	10.15%
Without Sales Load [Member] | C000017770
Average Annual Return [Line Items]
Average Annual Return, Percent	4.90%	3.52%	9.88%
Without Sales Load [Member] | C000030922
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%	3.68%	10.04%
Without Sales Load [Member] | C000017771
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	3.63%	9.99%
Without Sales Load [Member] | C000017793
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	10.28%	16.71%
Without Sales Load [Member] | C000017794
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%	10.01%	16.41%
Without Sales Load [Member] | C000017795
Average Annual Return [Line Items]
Average Annual Return, Percent	13.86%	10.12%	16.53%
Without Sales Load [Member] | C000017799
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	7.44%	9.43%
Without Sales Load [Member] | C000017800
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%	7.17%	9.15%
Without Sales Load [Member] | C000017801
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	7.28%	9.26%
Without Sales Load [Member] | C000017784
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	2.54%	10.12%
Without Sales Load [Member] | C000017785
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%	2.28%	9.84%
Without Sales Load [Member] | C000017786
Average Annual Return [Line Items]
Average Annual Return, Percent	3.80%	2.38%	9.95%
Without Sales Load [Member] | C000017796
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	(0.64%)	1.75%
Without Sales Load [Member] | C000017797
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%	(0.88%)	1.51%
Without Sales Load [Member] | C000017798
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%	(0.77%)	1.61%
Without Sales Load [Member] | C000075817
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%	(0.92%)	1.46%
Without Sales Load [Member] | C000017811
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%	8.81%	10.43%
Without Sales Load [Member] | C000017812
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%	8.54%	10.16%
Without Sales Load [Member] | C000017813
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%	8.64%	10.27%
Without Sales Load [Member] | C000075818
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%	8.48%	10.10%
Without Sales Load [Member] | C000017827
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%	8.62%	8.04%
Without Sales Load [Member] | C000017828
Average Annual Return [Line Items]
Average Annual Return, Percent	30.70%	8.35%	7.76%
Without Sales Load [Member] | C000017829
Average Annual Return [Line Items]
Average Annual Return, Percent	30.78%	8.45%	7.87%
Without Sales Load [Member] | C000075820
Average Annual Return [Line Items]
Average Annual Return, Percent	30.71%	8.30%	7.71%
Without Sales Load [Member] | C000017839
Average Annual Return [Line Items]
Average Annual Return, Percent	12.66%	5.99%	9.55%
Without Sales Load [Member] | C000017840
Average Annual Return [Line Items]
Average Annual Return, Percent	12.33%	5.71%	9.27%
Without Sales Load [Member] | C000017841
Average Annual Return [Line Items]
Average Annual Return, Percent	12.49%	5.82%	9.38%
Without Sales Load [Member] | C000075821
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%	5.68%	9.22%
Without Sales Load [Member] | C000017818
Average Annual Return [Line Items]
Average Annual Return, Percent	17.59%	14.13%	14.53%
Without Sales Load [Member] | C000017819
Average Annual Return [Line Items]
Average Annual Return, Percent	17.28%	13.84%	14.24%
Without Sales Load [Member] | C000075819
Average Annual Return [Line Items]
Average Annual Return, Percent	17.46%	14.01%	14.41%
Without Sales Load [Member] | C000017820
Average Annual Return [Line Items]
Average Annual Return, Percent	17.41%	13.95%	14.36%
Without Sales Load [Member] | C000150812
Average Annual Return [Line Items]
Average Annual Return, Percent	17.22%	13.79%	14.18%
Without Sales Load [Member] | C000017824
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%	6.42%	7.65%
Without Sales Load [Member] | C000017825
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	6.15%	7.38%
Without Sales Load [Member] | C000017826
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%	6.26%	7.49%
Without Sales Load [Member] | C000030927
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	6.20%	7.44%
Without Sales Load [Member] | C000017790
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%	10.11%	10.27%
Without Sales Load [Member] | C000017791
Average Annual Return [Line Items]
Average Annual Return, Percent	13.00%	9.84%	9.99%
Without Sales Load [Member] | C000124380
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%	10.00%	10.16%
Without Sales Load [Member] | C000017792
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%	9.95%	10.10%
Without Sales Load [Member] | C000017867
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.57%)	2.86%	9.12%
Without Sales Load [Member] | C000017868
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.74%)	2.62%	8.86%
Without Sales Load [Member] | C000017869
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.64%)	2.71%	8.97%
Without Sales Load [Member] | C000017848
Average Annual Return [Line Items]
Average Annual Return, Percent	15.70%	9.64%	14.39%
Without Sales Load [Member] | C000017849
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%	9.37%	14.10%
Without Sales Load [Member] | C000017850
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%	9.47%	14.21%
Without Sales Load [Member] | C000017851
Average Annual Return [Line Items]
Average Annual Return, Percent	10.30%	5.75%	10.88%
Without Sales Load [Member] | C000017852
Average Annual Return [Line Items]
Average Annual Return, Percent	10.00%	5.48%	10.60%
Without Sales Load [Member] | C000017853
Average Annual Return [Line Items]
Average Annual Return, Percent	10.17%	5.59%	10.72%
Without Sales Load [Member] | C000150813
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	5.44%	10.53%
Without Sales Load [Member] | C000069951
Average Annual Return [Line Items]
Average Annual Return, Percent	36.78%	10.65%	8.79%
Without Sales Load [Member] | C000069952
Average Annual Return [Line Items]
Average Annual Return, Percent	36.40%	10.37%	8.51%
Without Sales Load [Member] | C000017842
Average Annual Return [Line Items]
Average Annual Return, Percent	9.07%	1.42%	4.03%
Without Sales Load [Member] | C000017843
Average Annual Return [Line Items]
Average Annual Return, Percent	8.88%	1.17%	3.77%
Without Sales Load [Member] | C000017844
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%	1.27%	3.88%
Without Sales Load [Member] | C000017845
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	0.59%	1.82%
Without Sales Load [Member] | C000017846
Average Annual Return [Line Items]
Average Annual Return, Percent	6.81%	0.35%	1.57%
Without Sales Load [Member] | C000017847
Average Annual Return [Line Items]
Average Annual Return, Percent	6.91%	0.45%	1.67%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%	8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%	8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%	8.41%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index $30,302
Average Annual Return, Percent	22.34%	11.19%	11.72%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%	8.41%
Brighthouse Index: MSCI All Country World ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index $22,432
Average Annual Return, Percent	32.39%	7.91%	8.41%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%	8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%	8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%	8.18%
Brighthouse Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index $21,959
Average Annual Return, Percent	31.22%	8.92%	8.18%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index $38,012
Average Annual Return, Percent	17.15%	13.15%	14.29%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $12,405
Average Annual Return, Percent	4.18%	3.17%	2.18%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $12,405
Average Annual Return, Percent	4.18%	3.17%	2.18%
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE/BofA 3-Month U.S. T-Bill Index $12,405
Average Annual Return, Percent	4.18%	3.17%	2.18%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $13,264
Average Annual Return, Percent	7.10%	0.96%	2.87%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Conservative Portfolio Index $13,264
Average Annual Return, Percent	7.10%	0.96%	2.87%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $16,491
Average Annual Return, Percent	10.37%	2.95%	5.13%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Conservative Portfolio Index $16,491
Average Annual Return, Percent	10.37%	2.95%	5.13%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%	7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderate Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderate Portfolio Index $20,263
Average Annual Return, Percent	13.82%	5.31%	7.32%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $24,436
Average Annual Return, Percent	16.72%	7.64%	9.35%
Brighthouse Index: Bloomberg Global Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index $11,338
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Moderately Aggressive Portfolio Index $24,436
Average Annual Return, Percent	16.72%	7.64%	9.35%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%	9.78%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%	9.78%
Brighthouse Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index $25,421
Average Annual Return, Percent	11.05%	9.83%	9.78%
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $21,693
Average Annual Return, Percent	34.07%	6.49%	8.05%
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-U.S. Small Cap Index $21,693
Average Annual Return, Percent	34.07%	6.49%	8.05%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $12,199
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $39,030
Average Annual Return, Percent	17.37%	13.59%	14.59%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $39,030
Average Annual Return, Percent	17.37%	13.59%	14.59%
Brighthouse Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index $39,030
Average Annual Return, Percent	17.37%	13.59%	14.59%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%	12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%	12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%	12.49%
Brighthouse Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index $32,448
Average Annual Return, Percent	8.66%	6.65%	12.49%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%	9.57%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%	9.57%
Brighthouse Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index $24,949
Average Annual Return, Percent	13.01%	3.18%	9.57%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $27,688
Average Annual Return, Percent	7.50%	9.12%	10.72%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $27,688
Average Annual Return, Percent	7.50%	9.12%	10.72%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $27,688
Average Annual Return, Percent	7.50%	9.12%	10.72%
Brighthouse Index: S&P MidCap 400 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index $27,688
Average Annual Return, Percent	7.50%	9.12%	10.72%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index $39,827
Average Annual Return, Percent	17.88%	14.42%	14.82%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%	10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%	10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%	10.53%
Brighthouse Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index $27,213
Average Annual Return, Percent	15.91%	11.33%	10.53%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%	9.27%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%	9.27%
Brighthouse Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index $25,047
Average Annual Return, Percent	12.81%	6.09%	9.62%
Brighthouse Index: Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index $24,256
Average Annual Return, Percent	12.59%	8.88%	9.27%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index $52,906
Average Annual Return, Percent	18.56%	15.32%	18.13%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $28,332
Average Annual Return, Percent	12.72%	4.98%	10.98%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $28,332
Average Annual Return, Percent	12.72%	4.98%	10.98%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $28,332
Average Annual Return, Percent	12.72%	4.98%	10.98%
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index $28,332
Average Annual Return, Percent	12.72%	4.98%	10.98%
Brighthouse Index: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $28,614
Average Annual Return, Percent	29.66%	11.32%	11.09%
Brighthouse Index: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index $28,614
Average Annual Return, Percent	29.66%	11.32%	11.09%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,902
Average Annual Return, Percent	6.50%	0.64%	1.76%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,902
Average Annual Return, Percent	6.50%	0.64%	1.76%
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government Bond Index $11,902
Average Annual Return, Percent	6.50%	0.64%	1.76%